CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0